Earnings per share ("EPS") (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per share
Basic EPS - (Loss) earnings	$ 94.4	$ 64.0	$ (4.4)	$ 129.2
Basic EPS - (in shares)	190,200,000	187,200,000	189,600,000	187,100,000
Basic EPS (in dollars per share)	$ 0.50	$ 0.34	$ (0.02)	$ 0.69
Effect of dilutive securities - (in shares)	400,000	300,000		300,000
Diluted EPS - Loss) earnings	$ 94.4	$ 64.0	$ (4.4)	$ 129.2
Diluted EPS - (in shares)	190,600,000	187,500,000	189,600,000	187,400,000
Diluted EPS (in dollars per share)	$ 0.50	$ 0.34	$ (0.02)	$ 0.69
Stock options
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	0	251,613	0	251,613
Restricted shares
Earnings per share
Securities excluded from computation of diluted EPS (in shares)	65,360	69,442	65,360	69,442